ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,
	2012	2013

Accounts receivable	$150,877,355	$196,701,304
Allowance for doubtful accounts	(14,287,361)	(20,102,808)

	$136,589,994	$176,598,496

Allowance For Doubtful Accounts Receivable Rollforward [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2011	2012	2013

Balance at beginning of year	$8,408,318	$10,691,810	$14,287,361
Additions	2,731,820	3,744,986	5,944,536
Written off	(903,768)	(408,848)	(556,024)
Exchange difference	455,440	259,413	426,935

Balance at end of year	$10,691,810	$14,287,361	$20,102,808